COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 22 -    COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases premises under various operating leases. Rental expenses under operating leases recorded as in general and administrative expenses in the consolidated statements of comprehensive income were $2,718, $2,295 and $1,978 for the years ended June 30, 2017, 2018 and 2019, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2020	$2,631
2021	1,605
2022	1,414
2023	927
2024 and onwards	383

Total minimum lease payments	$6,960

The Company’s lease arrangements have no renewal or purchase options, rent escalation clauses, restriction or contingent rents and are all conducted with third parties.

Capital commitments

As of June 30, 2019, the Company had $1,566 in capital obligations for the coming fiscal year, mainly for the Company’s information system construction.

Purchase obligations

As of June 30, 2019, the Company had $210,117 purchase obligations for the coming fiscal years, for purchases of inventories and subcontracts, mainly for fulfillment of in-process or newly entered contracts resulting from the expansion of the Company’s operations as follows:.

Years ending June 30,	Minimum payments

2020	$166,805
2021	16,242
2022	10,828
2023	5,414
2024 and onwards	10,828

Total minimum payments	$210,117

Performance guarantee and standby letters of credit

The Company had stand-by letters of credit of $27,771 and outstanding performance guarantees of $60,672 as of June 30, 2019, with restricted cash of $23,838 pledged to banks. The purpose of the stand-by letter of credit and performance guarantees is to guarantee that the performance of the Company’s deliveries reach the pre-agreed requirements specified in the integrated solutions contracts. The guarantee is to ensure the functionality of the Company’s own work. The disclosed amount of stand-by letters of credit and outstanding performance guarantees represent the maximum potential amount of future payments the Company could be required to make under such guarantees.

The Company accounts for performance guarantees and stand-by letters of credit in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirement only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

Both the performance guarantees and the stand-by letters of credit are for the Company’s commitment of its own future performance, and the outcome of which is within its own control. As a result, performance guarantees and stand-by letters of credit are subject to ASC 460 disclosure requirements only.